Equity Method Investments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	$ 12,996	$ (562)
Equity method investments	196,912		$ 52,215
CoolCo
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	16,547	0
Equity method investments	145,804		0
Avenir LNG
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	(3,967)	(382)
Equity method investments	43,946		47,913
ECGS and Aqualung
Schedule of Equity Method Investments [Line Items]
Net (income)/loss from equity method investments	416	$ (180)
Equity method investments	$ 7,162		$ 4,302